FINANCIAL AND CAPITAL RISK MANAGEMENT - Commodity price risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Futures contracts
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset		¥ 17,311
Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in assumption	3.00%	3.00%
Percentage of reasonably possible decrease in assumption	3.00%	3.00%
Commodity price risk | Primary aluminum
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	¥ (5,000)	¥ (40,000)
Increase (decrease) in profit or loss due to reasonably possible decrease in assumption	6,000	5,000
Commodity price risk | Primary aluminum | Futures contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability	69,000	27,000
Commodity price risk | Primary aluminum | Futures contracts | Financial assets at fair value through profits or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	¥ 0
Commodity price risk | Primary aluminum | Futures contracts | Financial assets at fair value through profits or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset		¥ 17,000